Schedule of investments
Delaware VIP Real Estate Securities (formerly Delaware Ivy VIP Securian Real Estate Securities)
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.60%
Communications — 0.38%
DigitalBridge Group	8,289	$ 103,695
		103,695
Real Estate — 0.48%
CBRE Group Class A †	1,966	132,725
		132,725
REIT Diversified — 18.81%
American Tower	1,237	265,584
Digital Realty Trust	12,013	1,191,449
Duke Realty	23,902	1,152,076
Equinix	2,220	1,262,825
VICI Properties	43,128	1,287,371
		5,159,305
REIT Healthcare — 8.29%
Healthpeak Properties	34,770	796,928
Welltower	22,947	1,475,951
		2,272,879
REIT Hotel — 2.78%
Apple Hospitality REIT	20,348	286,093
RLJ Lodging Trust	21,834	220,960
Ryman Hospitality Properties	3,483	256,314
		763,367
REIT Industrial — 10.99%
First Industrial Realty Trust	8,723	390,877
Prologis	18,693	1,899,209
Rexford Industrial Realty	10,179	529,308
Summit Industrial Income REIT	15,787	195,545
		3,014,939
REIT Information Technology — 0.67%
SBA Communications	648	184,453
		184,453
REIT Mall — 1.96%
Simon Property Group	5,985	537,154
		537,154
REIT Manufactured Housing — 4.86%
Equity LifeStyle Properties	7,291	458,167
Sun Communities	6,458	873,961
		1,332,128
REIT Multifamily — 15.51%
American Homes 4 Rent Class A	17,793	583,788
Equity Residential	17,174	1,154,436
Essex Property Trust	3,270	792,092
Independence Realty Trust	14,897	249,227
Invitation Homes	15,515	523,942
UDR	22,778	950,070
		4,253,555
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office — 6.40%
Alexandria Real Estate Equities	8,759	$ 1,227,924
Boston Properties	7,025	526,665
		1,754,589
REIT Self-Storage — 10.44%
Extra Space Storage	6,444	1,112,943
Public Storage	5,978	1,750,418
		2,863,361
REIT Shopping Center — 6.29%
Federal Realty Investment Trust	3,731	336,238
Kimco Realty	33,065	608,726
Kite Realty Group Trust	25,919	446,325
NETSTREIT	18,807	334,953
		1,726,242
REIT Single Tenant — 7.74%
Agree Realty	8,100	547,398
Realty Income	21,778	1,267,480
Spirit Realty Capital	8,562	309,602
		2,124,480
Total Common Stocks (cost $30,787,952)		26,222,872

Short-Term Investments — 4.32%
Money Market Mutual Funds — 4.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	296,024	296,024
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	296,024	296,024
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	296,024	296,024
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	296,023	296,023
Total Short-Term Investments (cost $1,184,095)		1,184,095

Total Value of Securities—99.92% (cost $31,972,047)		27,406,967
Receivables and Other Assets Net of Liabilities—0.08%		21,753
Net Assets Applicable to 4,512,561 Shares Outstanding—100.00%		$27,428,720
†	Non-income producing security.

NQ-IV079 [9/22] 11/22 (2605225)    1

Schedule of investments
Delaware VIP Real Estate Securities (formerly Delaware Ivy VIP Securian Real Estate Securities)   (Unaudited)
Summary of abbreviations:
REIT – Real Estate Investment Trust
2    NQ-IV079 [9/22] 11/22 (2605225)